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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [_]; Amendment Number:
                                               ---------------

     This Amendment (Check only one.):   [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spinnaker Capital Limited
Address: 6 Grosvenor Street
         London W1K 4DJ England

Form 13F File Number: 28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alexis Habib
Title: Authorized Signatory
Phone: +44 20 7903 2900

Signature, Place, and Date of Signing:

   /s/ Jorge Rosas        London, England, United Kingdom       August 16, 2010
----------------------   -----------------------------------   -----------------

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         12
Form 13F Information Table Value Total:   $119,024
                                        ----------
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number   Name
     ---   --------------------   ----------------------------------------
     1     28-12864               Spinnaker Asset Management - SAM Limited

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
                                                                         SHARE NUMBER AND TYPE
                                                               VALUE    ----------------------
                                                              (U.S.$     NO. OF SHARES /        INVESTMENT    OTHER    VOTING
NAME OF ISSUER                TITLE OF CLASS      CUSIP     thousands)  PRINCIPAL AMOUNT  TYPE  DISCRETION  MANAGERS  AUTHORITY
---------------------------  ----------------  -----------  ----------  ----------------  ----  ----------  --------  ---------
BANCO BRADESCO S A           SP ADR PFD NEW    059460 30 3     6,091         384,024      SH      DEFINED       1        NONE
BANCO SANTANDER BRASIL S A   ADS REP 1 UNIT    05967A 10 7       952          92,200      SH      DEFINED       1        NONE
CIT GROUP INC                COM NEW           125581 80 1     8,634         255,000      SH      DEFINED       1        NONE
GOL LINHAS AEREAS INTLG S A  SP ADR REP PFD    38045R 10 7       943          77,780      SH      DEFINED       1        NONE
ISHARES INC                  MSCI BRAZIL       464286 40 0     6,862       2,310,000      CALL    DEFINED       1        NONE
ISHARES INC                  MSCI MEX INVEST   464286 82 2    18,677         390,000      SH      DEFINED       1        NONE
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD  465562 10 6    23,178       1,286,972      SH      DEFINED       1        NONE
MECHEL OAO                   SPONSORED ADR     583840 10 3     8,304         457,778      SH      DEFINED       1        NONE
NORTH AMERN PALLADIUM LTD    COM               656912 10 2       535         171,868      SH      DEFINED       1        NONE
STILLWATER MNG CO            COM               86074Q 10 2     1,557         134,001      SH      DEFINED       1        NONE
SUNTECH PWR HLDGS CO LTD     NOTE 3.000% 3/1   86800C AE 4    14,294          18,660      BOND    DEFINED       1        NONE
VALE S A                     ADR REPSTG PFD    91912E 20 4    28,997       1,379,482      SH      DEFINED       1        NONE